FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
15.	FAIR VALUE MEASUREMENTS
Authoritative literature provides a fair value hierarchy, which prioritizes the input to valuation techniques used to measure fair values into three broad levels. The level in the hierarchy within which the fair value measurements in its entirety is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1 – inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•
Level 2 – inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•
Level 3 – inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models and similar techniques.

The carrying values of cash equivalents, bank time deposits included in restricted cash, long-term deposits, long-term receivables and other long-term liabilities approximated fair value and were classified as level 2 in the fair value hierarchy.
The fair values adopted in impairment assessments of an aircraft and a piece of freehold land classified as assets held for sale were estimated by using level 2 and level 3 inputs respectively, details are disclosed in Note 2(p) and note 6.
The estimated fair value
s
of long-term debt as of December 31, 2022 and 2021, were approximately
$7,341,910 and $6,370,180, respectively, as compared to
their
carrying value
s
, excluding unamortized deferred financing costs and original issue premiums, of $8,449,459 and $6,599,949, respectively. Fair values were estimated using quoted market prices and were classified as level 1 in the fair value hierarchy for the 2017 4.875% Senior Notes, the 2019 5.250% Senior Notes, the 2019 5.625% Senior Notes, the 2019 5.375% Senior Notes, the 2020 5.750% Senior Notes, the 2020 Studio City Notes, the 2021 5.000% Studio City Notes and the 2022 7.000% Studio City Secured Notes. Fair values for the 2015 Credit Facilities, the 2020 Credit Facilities and the 2016 Studio City Credit Facilities approximated the ir
carrying values as the instruments carried variable interest rates that approximated the market rates and were classified as level 2 in the fair value hierarchy.
As of December 31, 2022 and 2021, the Company did not have any non-financial
assets or liabilities that were recognized or disclosed at fair value in the accompanying consolidated financial statements.